Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Transactions with significant shareholders, their affiliates and other related parties

	December 31, 2011	December 31, 2010	December 31, 2009
Sales & other services	269	322	356
Research and development expenses	(235)	(206)	(201)
Other purchases	(60)	(94)	(167)
Accounts receivable	54	53	58
Accounts payable	42	63	60